Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

Significant components of current and deferred income tax expense attributable to income from continuing operations for the three and six months ended June 30, 2018 and 2017 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Income before income taxes	$21,684	$16,918	$52,411	$28,350
Income tax (expense)	(3)	(3)	(6)	(6)

Effective tax rate	$0%	$0%	$0%	$0%